Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,924
Other taxes payable	56,607
Total taxes payable	$ 59,531